FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities fair value at December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2023
	Level 1	Level 2	Level 3
Assets:
Money market fund	$710	$—	$—
Bank deposits	—	44,395	—
	$710	$44,395	$—

Amounts included in:
Cash and cash equivalents	$710	$—	$—
Short-term investments	—	44,395	—
Total	$710	$44,395	$—

	December 31, 2023
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities at fair value	—	—	4,126
Warrants liability	—	—	3,400
	$—	$—	$7,526
NOTE 17. FAIR VALUE MEASUREMENTS (cont.)

	December 31, 2022
	Level 1	Level 2	Level 3
Assets:
Money market fund	$25,199	$—	$—
Bank deposits	—	25,354	—
Agency bonds	—	35,985	—
Municipal bonds	—	508	—
Commercial paper	—	28,827	—
Treasury bills	—	5,964	—
	$25,199	$96,638	$—

Amounts included in:
Cash and cash equivalents	$25,199	$—	$—
Short-term investments	—	96,638	—
Total	$25,199	$96,638	$—

Fair value of warrants liability

Private Warrants were valued using a Modified Black Scholes Option Pricing Model, which was considered to be a Level 3 fair value measurement. The Modified Black Scholes model’s primary unobservable input utilized in determining the fair value of the Private Warrants was the expected volatility of the Class A ordinary shares. The expected volatility was implied from a blend of the Company’s own share and Public Warrant pricing and the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business. As of the exchange date, the Private Warrants were valued using the exchange ratio to ordinary share and the quoted price for such share.

The following table provides the inputs used for Level 3 fair value measurements of warrants liability:

	December 3, 2023			December 20, 2023			December 31, 2023
Stock price	$5.41			$4.79			$5.14
Strike price	$4.42			$5.74			$4.97	-	$5.74
Term (in years)	1.5	-	2.5	1.5	-	2.5	1.5	-	2.5
Volatility	58.02%	-	59.26%	58.01%	-	59.72%	57.77%	-	59.65%
Risk-free rate	4.70%	-	4.90%	4.17%	-	4.37%	4.15%	-	4.34%
Dividend yield	0.0%			0.0%			0.0%
NOTE 17. FAIR VALUE MEASUREMENTS (cont.)

Derivative liability at fair value

Derivative liability at fair value was valued using a Monte-Carlo simulation, which was considered to be a Level 3 fair value measurement. The Monte-Carlo simulation primary unobservable input utilized in determining the fair value of the Derivative liability was the expected volatility of the Class A ordinary shares. The expected volatility was implied from a blend of the Company’s own share pricing and the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business. As of the exchange date, the Derivative liability was valued using the exchange ratio to ordinary share and the quoted price for such share. The fair value of the redemption features was immaterial.

The following table provides the inputs used for Level 3 fair value measurements of derivative liability:

	December 3, 2023			December 20, 2023			December 31, 2023
Stock price	$5.41			$4.79			$5.14
Term (in years)	1.5	-	2.0	1.5	-	2.0	1.5	-	2.0
Volatility	59.26%	-	59.72%	58.54%	-	59.72%	57.77%	-	59.65%
Risk-free rate	4.83%	-	4.90%	4.30%	-	4.37%	4.27%	-	4.34%
Cost of Debt (Rd)	7.3%			7.1%			7.03%	-	7.10%
Dividend yield	0.0%			0.0%			0.0%

Transfers Into and Out of Level 3

The following tables provide reconciliation for all financial liabilities measured at fair value using significant unobservable inputs (Level 3) for the twelve months ended December 31, 2022:

Total Level 3 Financial Liabilities
Balance – December 31, 2021	$10,670
Change in fair value of Private Placement Warrant liability	(9,512)
Transfer of Private Placement Warrants to Public Warrants	(699)
Reclassification of warrant liability to equity	(459)
Balance – December 31, 2022	—

There were no transfers from or into Level 3 during the year ended December 31, 2023.
NOTE 17. FAIR VALUE MEASUREMENTS (cont.)

Changes in the fair value of Level 3

The following table presents the changes in the fair value of Level 3 warrants and derivative liabilities for the twelve months ended December 31, 2023:

Total Level 3 Financial Liabilities
Balance – December 31, 2022	—
Issuance of derivative liabilities at fair value	4,366
Change in fair value of derivative liabilities at fair value	(240)
Issuance of private warrants	3,796
Change in fair value of private placement warrant liability	(396)
Balance – December 31, 2023	$7,526